                              [LOGO] Nationwide(R)

                                  Nationwide(R)
                              VA Separate Account-C

                               Semi-Annual Report

                                       to

                                 Contract Owners

                                  June 30, 2003

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

FHL-474-6/03

                              [LOGO] Nationwide(R)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life and Annuity Insurance Company are pleased to bring you the 2003 semi-annual report of the Nationwide VA Separate Account-C.

Equity investments began showing new life during the first half of 2003 after a long and frustrating three year hiatus. All of the major U.S. stock indices registered double-digit gains during the most recent quarter and closed out the first six months of the year in solid positive territory. In addition, most of the major international markets also participated in this first-half equity rally. Fixed income investments held-up during the period, though not in as robust a fashion as earlier periods.

Recent economic statistics herald an encouraging outlook for the U.S. economy. Second quarter GDP growth came in at 2.4% and worker employment statistics show improvement. Interest rates continue at historic low levels and inflation remains at an almost nonexistent level. And, the fiscal stimulus of recent tax cuts has yet to be fully reflected in the economy. We believe this creates an environment for continued improvement in corporate earnings and the extension of a favorable investment climate for financial assets. Your Nationwide variable annuity or variable life contract well positions you to further participate in this improving investment outlook.

Thank you for choosing Nationwide; we sincerely appreciate the opportunity to help you meet your investment planning and retirement needs.


                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                 August 12, 2003

How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VA Separate Account-C. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-860-3946 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 13. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 5 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 10, provide further disclosures about the variable account and its underlying contract provisions.

--------------------------------------------------------------------------------

                        NATIONWIDE VA SEPARATE ACCOUNT-C

           STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2003
                                   (UNAUDITED)

Assets:

   Investments at fair value:

      Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
         3,682,311 shares (cost $87,060,566) ...................................   $   72,504,696

      Fidelity(R) VIP - Overseas Portfolio - Initial Class (FidVIPOv)
         848,431 shares (cost $17,281,576) .....................................       10,181,168

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         15,298,267 shares (cost $15,298,267) ..................................       15,298,267

      Gartmore GVIT Nationwide(R) Fund: Class I (GVITNWFund)
         4,895,692 shares (cost $68,877,111) ...................................       44,354,966

      One Group(R) IT Balanced Portfolio (OGBal)
         11,156,785 shares (cost $167,518,958) .................................      149,947,195

      One Group(R) IT Bond Portfolio (OGBond)
         8,754,652 shares (cost $94,537,605) ...................................      100,941,132

      One Group(R) IT Diversified Equity Portfolio (OGDivEq)
         6,702,803 shares (cost $101,086,680) ..................................       84,187,202

      One Group(R) IT Diversified Mid Cap Portfolio (OGDivMidCap)
         2,473,161 shares (cost $37,643,703) ...................................       32,794,115

      One Group(R) IT Equity Index Portfolio (OGEqIndx)
         11,243,308 shares (cost $123,697,396) .................................       95,118,386

      One Group(R) IT Government Bond Portfolio (OGGvtBd)
         15,272,974 shares (cost $163,987,696) .................................      178,846,521

      One Group(R) IT Large Cap Growth Portfolio (OGLgCapGr)
         12,945,039 shares (cost $271,869,367) .................................      143,948,830

      One Group(R) IT Mid Cap Growth Portfolio (OGMidCapGr)
         10,359,065 shares (cost $182,844,162) .................................      142,126,366

      One Group(R) IT Mid Cap Value Portfolio (OGMidCapV)
         4,932,750 shares (cost $57,462,080) ...................................       55,937,386
                                                                                   --------------
            Total investments ..................................................    1,126,186,230

   Accounts receivable .........................................................               --
                                                                                   --------------
            Total assets .......................................................    1,126,186,230

Accounts payable ...............................................................            5,118
                                                                                   --------------
Contract owners' equity (note 4) ...............................................   $1,126,181,112
                                                                                   ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                          Total        FidVIPEI     FidVIPOv     GVITMyMkt
                                                       ------------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ............................   $ 21,146,439    1,356,049       91,830       68,684
   Mortality and expense risk charges (note 2) .....     (6,792,395)    (447,383)     (62,484)    (119,173)
                                                       ------------   ----------   ----------   ----------
      Net investment income (loss) .................     14,354,044      908,666       29,346      (50,489)
                                                       ------------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold ...........     46,976,467    6,352,196    1,167,473    9,093,372
   Cost of mutual fund shares sold .................    (59,599,861)  (7,955,868)  (2,156,861)  (9,093,372)
                                                       ------------   ----------   ----------   ----------
      Realized gain (loss) on investments ..........    (12,623,394)  (1,603,672)    (989,388)          --
   Change in unrealized gain (loss) on
      investments ..................................     81,274,482    7,219,605    1,833,876           --
                                                       ------------   ----------   ----------   ----------
      Net gain (loss) on investments ...............     68,651,088    5,615,933      844,488           --
                                                       ------------   ----------   ----------   ----------
   Reinvested capital gains ........................             --           --           --           --
                                                       ------------   ----------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 83,005,132    6,524,599      873,834      (50,489)
                                                       ============   ==========   ==========   ==========

                                                       GVITNWFund       OGBal       OGBond      OGDivEq
                                                       ----------    ----------   ----------   ---------
Investment activity:
   Reinvested dividends ............................      160,141     4,293,224    5,303,798     485,070
   Mortality and expense risk charges (note 2) .....     (274,406)     (920,950)    (606,507)   (468,897)
                                                       ----------    ----------   ----------   ---------
      Net investment income (loss) .................     (114,265)    3,372,274    4,697,291      16,173
                                                       ----------    ----------   ----------   ---------

   Proceeds from mutual fund shares sold ...........    3,686,323     6,291,913    1,224,646     195,063
   Cost of mutual fund shares sold .................   (7,741,108)   (7,032,169)  (1,032,639)   (312,222)
                                                       ----------    ----------   ----------   ---------
      Realized gain (loss) on investments ..........   (4,054,785)     (740,256)     192,007    (117,159)
   Change in unrealized gain (loss) on
      investments ..................................    8,786,616     8,357,802   (2,341,848)  8,071,711
                                                       ----------    ----------   ----------   ---------
      Net gain (loss) on investments ...............    4,731,831     7,617,546   (2,149,841)  7,954,552
                                                       ----------    ----------   ----------   ---------
   Reinvested capital gains ........................           --            --           --          --
                                                       ----------    ----------   ----------   ---------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    4,617,566    10,989,820    2,547,450   7,970,725
                                                       ==========    ==========   ==========   =========

                                                       OGDivMidCap    OGEqIndx      OGGvtBd     OGLgCapGr    OGMidCapGr   OGMidCapV
                                                       -----------   ----------   ----------   -----------   ----------   ---------
Investment activity:
   Reinvested dividends ............................   $   61,185       980,684    7,901,146       143,736           --     300,892
   Mortality and expense risk charges (note 2) .....     (187,226)     (548,973)  (1,135,757)     (866,567)    (841,307)   (312,765)
                                                       ----------    ----------   ----------   -----------   ----------   ---------
      Net investment income (loss) .................     (126,041)      431,711    6,765,389      (722,831)    (841,307)    (11,873)
                                                       ----------    ----------   ----------   -----------   ----------   ---------

   Proceeds from mutual fund shares sold ...........      566,979     1,234,176    6,065,042     6,412,972    4,398,252     288,060
   Cost of mutual fund shares sold .................     (745,354)   (1,852,675)  (5,430,381)  (11,211,702)  (4,744,587)   (290,923)
                                                       ----------    ----------   ----------   -----------   ----------   ---------
      Realized gain (loss) on investments ..........     (178,375)     (618,499)     634,661    (4,798,730)    (346,335)     (2,863)
   Change in unrealized gain (loss) on
      investments ..................................    3,421,519     9,081,855   (3,530,653)   21,548,732   14,463,519   4,361,748
                                                       ----------    ----------   ----------   -----------   ----------   ---------
      Net gain (loss) on investments ...............    3,243,144     8,463,356   (2,895,992)   16,750,002   14,117,184   4,358,885
                                                       ----------    ----------   ----------   -----------   ----------   ---------
   Reinvested capital gains ........................           --            --           --            --           --          --
                                                       ----------    ----------   ----------   -----------   ----------   ---------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $3,117,103     8,895,067    3,869,397    16,027,171   13,275,877   4,347,012
                                                       ==========    ==========   ==========   ===========   ==========   =========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                          Total                      FidVIPEI
                                             ------------------------------   ------------------------
                                                  2003             2002          2003         2002
                                             --------------   -------------   ----------   -----------
Investment activity:
   Net investment income (loss) ..........   $   14,354,044      (5,607,315)     908,666     1,015,261
   Realized gain (loss) on investments ...      (12,623,394)       (452,547)  (1,603,672)      229,184
   Change in unrealized gain (loss)
      on investments .....................       81,274,482    (111,081,199)   7,219,605   (10,537,936)
   Reinvested capital gains ..............               --       5,766,930           --     2,294,815
                                             --------------   -------------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       83,005,132    (111,374,131)   6,524,599    (6,998,676)
                                             --------------   -------------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       94,188,086      77,172,020      333,243       356,224
   Transfers between funds ...............               --              --     (509,177)     (399,288)
   Redemptions (note 3) ..................      (77,267,114)    (63,578,941)  (5,466,872)   (5,412,870)
   Annuity benefits ......................          (37,520)        (48,485)     (12,753)      (16,228)
   Contingent deferred sales charges
      (note 2) ...........................         (840,301)     (1,166,588)     (40,065)      (69,217)
   Adjustments to maintain reserves ......           (7,435)          2,329        2,089         2,220
                                             --------------   -------------   ----------   -----------
         Net equity transactions .........       16,035,716      12,380,335   (5,693,535)   (5,539,159)
                                             --------------   -------------   ----------   -----------

Net change in contract owners' equity ....       99,040,848     (98,993,796)     831,064   (12,537,835)
Contract owners' equity beginning
   of period .............................    1,027,140,264   1,233,812,429   71,668,657   107,817,873
                                             --------------   -------------   ----------   -----------
Contract owners' equity end of period ....   $1,126,181,112   1,134,818,633   72,499,721    95,280,038
                                             ==============   =============   ==========   ===========

CHANGES IN UNITS:
   Beginning units .......................       77,631,286      76,471,446    3,900,487     4,811,251
                                             --------------   -------------   ----------   -----------
   Units purchased .......................       11,332,199       5,209,513       72,566        16,413
   Units redeemed ........................       (8,853,726)     (3,283,822)    (385,858)     (267,802)
                                             --------------   -------------   ----------   -----------
   Ending units ..........................       80,109,759      78,397,137    3,587,195     4,559,862
                                             ==============   =============   ==========   ===========

                                                    FidVIPOv                  GVITMyMkt
                                             -----------------------   -----------------------
                                                2003         2002         2003         2002
                                             ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........       29,346       14,407      (50,489)      (5,925)
   Realized gain (loss) on investments ...     (989,388)    (272,824)          --           --
   Change in unrealized gain (loss)
      on investments .....................    1,833,876     (211,521)          --           --
   Reinvested capital gains ..............           --           --           --           --
                                             ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      873,834     (469,938)     (50,489)      (5,925)
                                             ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       48,794       52,201      880,128      248,614
   Transfers between funds ...............     (257,825)     (79,315)     123,266    1,986,478
   Redemptions (note 3) ..................     (801,606)    (706,122)  (7,298,741)  (8,933,321)
   Annuity benefits ......................       (6,828)      (8,713)          --           --
   Contingent deferred sales charges
      (note 2) ...........................       (6,184)     (10,561)     (67,099)    (137,166)
   Adjustments to maintain reserves ......        1,474        1,813      (24,239)        (231)
                                             ----------   ----------   ----------   ----------
         Net equity transactions .........   (1,022,175)    (750,697)  (6,386,685)  (6,835,626)
                                             ----------   ----------   ----------   ----------

Net change in contract owners' equity ....     (148,341)  (1,220,635)  (6,437,174)  (6,841,551)
Contract owners' equity beginning
   of period .............................   10,329,328   15,650,024   21,735,441   28,193,478
                                             ----------   ----------   ----------   ----------
Contract owners' equity end of period ....   10,180,987   14,429,389   15,298,267   21,351,927
                                             ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................    1,052,589    1,255,812    1,659,910    2,150,857
                                             ----------   ----------   ----------   ----------
   Units purchased .......................       21,178        4,312      369,162      174,017
   Units redeemed ........................     (127,821)     (64,878)    (857,502)    (695,519)
                                             ----------   ----------   ----------   ----------
   Ending units ..........................      945,946    1,195,246    1,171,570    1,629,355
                                             ==========   ==========   ==========   ==========

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                     GVITNWFund                   OGBal
                                             ------------------------   -------------------------
                                                 2003         2002          2003          2002
                                             -----------   ----------   -----------   -----------
Investment activity:
   Net investment income (loss) ..........   $  (114,265)    (212,574)    3,372,274    (1,146,887)
   Realized gain (loss) on investments ...    (4,054,785)  (1,786,172)     (740,256)      661,828
   Change in unrealized gain (loss)
      on investments .....................     8,786,616   (2,067,273)    8,357,802   (15,231,800)
   Reinvested capital gains ..............            --           --            --       254,040
                                             -----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     4,617,566   (4,066,019)   10,989,820   (15,462,819)
                                             -----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       467,025      400,154     5,058,828     4,198,137
   Transfers between funds ...............      (559,316)    (614,206)    1,495,507       422,116
   Redemptions (note 3) ..................    (3,194,301)  (3,144,871)   (9,791,542)   (8,520,818)
   Annuity benefits ......................        (9,279)     (12,089)           --            --
   Contingent deferred sales charges
      (note 2) ...........................       (24,326)     (38,602)     (107,200)     (147,706)
   Adjustments to maintain reserves ......         2,215        1,627         3,684        (3,946)
                                             -----------   ----------   -----------   -----------
         Net equity transactions .........    (3,317,982)  (3,407,987)   (3,340,723)   (4,052,217)
                                             -----------   ----------   -----------   -----------

Net change in contract owners' equity ....     1,299,584   (7,474,006)    7,649,097   (19,515,036)
Contract owners' equity beginning
   of period .............................    43,055,172   64,805,122   142,300,618   186,264,126
                                             -----------   ----------   -----------   -----------
Contract owners' equity end of period ....   $44,354,756   57,331,116   149,949,715   166,749,090
                                             ===========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................     2,662,106    3,269,537     8,688,908     9,913,836
                                             -----------   ----------   -----------   -----------
   Units purchased .......................        61,773       20,671       551,048       266,185
   Units redeemed ........................      (265,476)    (194,182)     (762,537)     (490,907)
                                             -----------   ----------   -----------   -----------
   Ending units ..........................     2,458,403    3,096,026     8,477,419     9,689,114
                                             ===========   ==========   ===========   ===========

                                                      OGBond                    OGDivEq
                                             ------------------------   ------------------------
                                                 2003         2002         2003         2002
                                             -----------   ----------   ----------   -----------
Investment activity:
   Net investment income (loss) ..........     4,697,291     (439,599)      16,173      (443,886)
   Realized gain (loss) on investments ...       192,007       75,164     (117,159)      (58,988)
   Change in unrealized gain (loss)
      on investments .....................    (2,341,848)   2,521,468    8,071,711   (10,796,315)
   Reinvested capital gains ..............            --      270,888           --            --
                                             -----------   ----------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     2,547,450    2,427,921    7,970,725   (11,299,189)
                                             -----------   ----------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    19,693,644   13,861,207   11,756,182    10,820,106
   Transfers between funds ...............    (3,023,632)  (2,009,225)   2,740,692     2,277,923
   Redemptions (note 3) ..................    (5,891,097)  (3,495,721)  (3,893,781)   (2,663,013)
   Annuity benefits ......................            --           --           --            --
   Contingent deferred sales charges
      (note 2) ...........................       (81,708)     (78,496)     (55,499)      (67,510)
   Adjustments to maintain reserves ......           141           26         (337)         (543)
                                             -----------   ----------   ----------   -----------
         Net equity transactions .........    10,697,348    8,277,791   10,547,257    10,366,963
                                             -----------   ----------   ----------   -----------

Net change in contract owners' equity ....    13,244,798   10,705,712   18,517,982      (932,226)
Contract owners' equity beginning
   of period .............................    87,696,413   65,536,874   65,669,013    67,074,465
                                             -----------   ----------   ----------   -----------
Contract owners' equity end of period ....   100,941,211   76,242,586   84,186,995    66,142,239
                                             ===========   ==========   ==========   ===========

CHANGES IN UNITS:
   Beginning units .......................     6,763,970    5,487,493    9,913,935     7,618,158
                                             -----------   ----------   ----------   -----------
   Units purchased .......................     1,786,805      876,598    2,357,374     1,440,642
   Units redeemed ........................      (974,019)    (194,025)    (794,835)     (208,230)
                                             -----------   ----------   ----------   -----------
   Ending units ..........................     7,576,756    6,170,066   11,476,474     8,850,570
                                             ===========   ==========   ==========   ===========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                    OGDivMidCap                OGEqIndx
                                             ------------------------   ------------------------
                                                 2003         2002         2003          2002
                                             -----------   ----------   ----------   -----------
Investment activity:
   Net investment income (loss) ..........   $  (126,041)    (213,228)     431,711      (615,733)
   Realized gain (loss) on investments ...      (178,375)     (26,326)    (618,499)       63,643
   Change in unrealized gain (loss)
      on investments .....................     3,421,519   (1,799,385)   9,081,855   (13,559,295)
   Reinvested capital gains ..............            --           --           --            --
                                             -----------   ----------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     3,117,103   (2,038,939)   8,895,067   (14,111,385)
                                             -----------   ----------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     3,331,840    4,021,900    8,991,902     8,406,732
   Transfers between funds ...............       433,677     (317,356)   1,955,357     1,047,568
   Redemptions (note 3) ..................    (1,567,763)  (1,247,454)  (4,950,696)   (3,961,761)
   Annuity benefits ......................            --           --       (8,054)      (10,882)
   Contingent deferred sales charges
      (note 2) ...........................       (23,126)     (34,542)     (65,028)      (94,261)
   Adjustments to maintain reserves ......         2,948           97        1,919         1,636
                                             -----------   ----------   ----------   -----------
         Net equity transactions .........     2,177,576    2,422,645    5,925,400     5,389,032
                                             -----------   ----------   ----------   -----------

Net change in contract owners' equity ....     5,294,679      383,706   14,820,467    (8,722,353)
Contract owners' equity beginning
   of period .............................    27,498,856   31,499,830   80,297,738    97,089,394
                                             -----------   ----------   ----------   -----------
Contract owners' equity end of period ....   $32,793,535   31,883,536   95,118,205    88,367,041
                                             ===========   ==========   ==========   ===========

CHANGES IN UNITS:
   Beginning units .......................     2,787,156    2,590,038   10,354,233     9,575,988
                                             -----------   ----------   ----------   -----------
   Units purchased .......................       469,015      251,572    1,683,655       719,860
   Units redeemed ........................      (258,127)     (55,046)    (953,332)     (164,112)
                                             -----------   ----------   ----------   -----------
   Ending units ..........................     2,998,044    2,786,564   11,084,556    10,131,736
                                             ===========   ==========   ==========   ===========

                                                      OGGvtBd                   OGLgCapGr
                                             -------------------------   -------------------------
                                                 2003          2002          2003         2002
                                             -----------   -----------   -----------   -----------
Investment activity:
   Net investment income (loss) ..........     6,765,389      (854,863)     (722,831)   (1,251,607)
   Realized gain (loss) on investments ...       634,661        99,531    (4,798,730)     (243,816)
   Change in unrealized gain (loss)
      on investments .....................    (3,530,653)    6,787,909    21,548,732   (43,543,752)
   Reinvested capital gains ..............            --            --            --            --
                                             -----------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     3,869,397     6,032,577    16,027,171   (45,039,175)
                                             -----------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    23,150,052    13,868,798     5,839,253     5,713,170
   Transfers between funds ...............    (3,063,299)    1,161,922      (978,351)   (2,481,590)
   Redemptions (note 3) ..................   (14,579,759)   (6,561,425)   (8,864,902)   (9,148,579)
   Annuity benefits ......................          (606)         (573)           --            --
   Contingent deferred sales charges
      (note 2) ...........................      (143,742)     (125,747)      (93,794)     (166,542)
   Adjustments to maintain reserves ......            32           106         4,720            (8)
                                             -----------   -----------   -----------   -----------
         Net equity transactions .........     5,362,678     8,343,081    (4,093,074)   (6,083,549)
                                             -----------   -----------   -----------   -----------

Net change in contract owners' equity ....     9,232,075    14,375,658    11,934,097   (51,122,724)
Contract owners' equity beginning
   of period .............................   169,614,471   130,157,531   132,014,235   214,248,302
                                             -----------   -----------   -----------   -----------
Contract owners' equity end of period ....   178,846,546   144,533,189   143,948,332   163,125,578
                                             ===========   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................    10,193,980     8,667,671     9,560,962    10,953,265
                                             -----------   -----------   -----------   -----------
   Units purchased .......................     1,926,703       705,354       644,042       339,278
   Units redeemed ........................    (1,605,989)     (164,389)     (949,145)     (690,664)
                                             -----------   -----------   -----------   -----------
   Ending units ..........................    10,514,694     9,208,636     9,255,859    10,601,879
                                             ===========   ===========   ===========   ===========

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                     OGMidCapGr                  OGMidCapV
                                             --------------------------   -----------------------
                                                2003           2002          2003         2002
                                             ------------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $   (841,307)   (1,118,625)     (11,873)    (334,056)
   Realized gain (loss) on investments ...       (346,335)      639,424       (2,863)     166,805
   Change in unrealized gain (loss)
      on investments .....................     14,463,519   (20,397,172)   4,361,748   (2,246,127)
   Reinvested capital gains ..............             --            --           --    2,947,187
                                             ------------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     13,275,877   (20,876,373)   4,347,012      533,809
                                             ------------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      7,501,622     7,692,714    7,135,573    7,532,063
   Transfers between funds ...............        228,049       380,501    1,415,052   (1,375,528)
   Redemptions (note 3) ..................     (8,359,303)   (7,767,317)  (2,606,751)  (2,015,669)
   Annuity benefits ......................             --            --           --           --
   Contingent deferred sales charges
      (note 2) ...........................        (92,083)     (143,170)     (40,447)     (53,068)
   Adjustments to maintain reserves ......           (718)         (170)      (1,363)        (298)
                                             ------------   -----------   ----------   ----------
         Net equity transactions .........       (722,433)      162,558    5,902,064    4,087,500
                                             ------------   -----------   ----------   ----------

Net change in contract owners' equity ....     12,553,444   (20,713,815)  10,249,076    4,621,309
Contract owners' equity beginning
   of period .............................    129,572,368   177,872,470   45,687,954   47,602,940
                                             ------------   -----------   ----------   ----------
Contract owners' equity end of period ....   $142,125,812   157,158,655   55,937,030   52,224,249
                                             ============   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................      6,088,122     6,588,288    4,004,928    3,589,252
                                             ------------   -----------   ----------   ----------
   Units purchased .......................        526,960         6,319      861,918      388,292
   Units redeemed ........................       (569,736)       (2,079)    (349,349)     (91,989)
                                             ------------   -----------   ----------   ----------
   Ending units ..........................      6,045,346     6,592,528    4,517,497    3,885,555
                                             ============   ===========   ==========   ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        NATIONWIDE VA SEPARATE ACCOUNT-C

                          NOTES TO FINANCIAL STATEMENTS

                             June 30, 2003 and 2002
                                   (UNAUDITED)

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide VA Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on July 24, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          On August 17, 1994, the Company (Depositor) transferred to the Account, 97,500 shares of the One Group-Asset Allocation Fund, 500,000 shares of the One Group-Government Bond Fund, 300,000 shares of the One Group-Large Company Growth Fund and 2,500 shares of the One Group-Small Company Growth Fund, for which the Account was credited with 97,500 units of the One Group-Asset Allocation Fund, 500,000 units of the One Group-Government Bond Fund, 300,000 units of the One Group-Large Company Growth Fund and 2,500 units of the One Group-Small Company Growth Fund. These amounts represented the initial funding of the Account.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

               Portfolios of the Fidelity(R) Variable Insurance Products Fund
                  (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Initial
                     Class (FidVIPEI)
                  Fidelity(R) VIP - Overseas Portfolio - Initial
                     Class (FidVIPOv)

               Portfolios of the Gartmore GVIT (formerly Nationwide(R)
                  Separate Account Trust)
                  (managed for a fee by an affiliated investment advisor); Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
                     (formerly Gartmore GVIT Total Return Fund - Class I)

               Funds of The One Group(R) Investment Trust (One Group(R) IT);
                  One Group(R) IT Balanced Portfolio (OGBal) (formerly One
                     Group - Asset Allocation Fund)
                  One Group(R) IT Bond Portfolio (OGBond)
                  One Group(R) IT Diversified Equity Portfolio (OGDivEq)
                  One Group(R) IT Diversified Mid Cap Portfolio (OGDivMidCap) One Group(R) IT Equity Index Portfolio (OGEqIndx) (formerly
                     One Group - Equity Index Fund)
                  One Group(R) IT Government Bond Portfolio (OGGvtBd)
                     (formerly One Group - Government Bond Fund)
                  One Group(R) IT Large Cap Growth Portfolio (OGLgCapGr)
                     (formerly One Group - Large Company Growth Fund))
                  One Group(R) IT Mid Cap Growth Portfolio (OGMidCapGr)
                     (formerly One Group - Growth Opportunities Fund)
                  One Group(R) IT Mid Cap Value Portfolio (OGMidCapV)

          At June 30, 2003, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Con-sequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2003. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-C

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company deducts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively. No charges are deducted from the initial funding by the Depositor, or from earnings thereon.

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the six month periods ended June 30, 2003 and 2002, total transfers to the Account from the fixed account were $69,169,139 and $53,574,135, respectively, and total transfers from the Account to the fixed account were $22,057,383 and $9,274,703, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for each six month period ended June 30 for the year indicated.

                                                     Contract                                              Investment
                                                     Expense                    Unit         Contract        Income       Total
                                                      Rate*        Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                     --------   ----------   ----------   --------------   ----------   ---------
     Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
        2003 .....................................    1.30%      3,587,195    20.165476     72,337,495       1.88%         9.99%
        2002 .....................................    1.30%      4,559,862    20.855146     95,096,588       1.62%        -6.75%
        2001 .....................................    1.30%      5,135,413    23.474824    120,552,914       1.69%        -1.55%
        2000 .....................................    1.30%      5,610,525    21.544687    120,877,005       1.70%        -3.30%
        1999 .....................................    1.30%      5,917,067    23.771055    140,654,925       1.38%        11.97%

     Fidelity(R) VIP - Overseas Portfolio - Initial Class
        2003 .....................................    1.30%        945,946    10.670483     10,093,701       0.90%         9.64%
        2002 .....................................    1.30%      1,195,246    11.983722     14,323,496       0.74%        -3.11%
        2001 .....................................    1.30%      1,335,625    13.985593     18,679,509       5.06%       -12.03%
        2000 .....................................    1.30%      1,482,481    18.779911     27,840,861       1.40%        -5.68%
        1999 .....................................    1.30%      1,390,368    15.192910     21,123,736       1.46%         7.41%

     Gartmore GVIT Money Market Fund - Class I
        2003 .....................................    1.30%      1,171,570    13.057920     15,298,267       0.37%        -0.28%
        2002 .....................................    1.30%      1,629,355    13.104527     21,351,927       0.52%        -0.03%
        2001 .....................................    1.30%      1,920,721    13.031226     25,029,349       2.26%         1.65%
        2000 .....................................    1.30%      1,213,509    12.512952     15,184,580       2.59%         2.15%
        1999 .....................................    1.30%        905,345    12.030488     10,891,742       2.21%         1.64%

     Gartmore GVIT Nationwide(R) Fund: Class I
        2003 .....................................    1.30%      2,458,403    17.993193     44,234,520       0.37%        11.55%
        2002 .....................................    1.30%      3,096,026    18.474573     57,197,758       0.16%        -6.57%
        2001 .....................................    1.30%      3,514,958    20.792740     73,085,608       0.36%        -8.49%
        2000 .....................................    1.30%      3,823,136    24.151274     92,333,606       0.27%         2.69%
        1999 .....................................    1.30%      3,864,905    24.516311     94,753,213       0.39%        10.03%

     One Group(R) IT Balanced Portfolio
        2003 .....................................    1.30%      8,477,419    17.688133    149,949,715       2.94%         8.00%
        2002 .....................................    1.30%      9,689,114    17.209942    166,749,090       0.01%        -8.40%
        2001 .....................................    1.30%     10,213,642    19.116184    195,245,858       1.28%        -3.17%
        2000 .....................................    1.30%     10,094,696    20.095844    202,861,436       1.60%         2.14%
        1999 .....................................    1.30%      7,766,799    19.339492    150,205,944       1.24%         4.88%

     One Group(R) IT Bond Portfolio
        2003 .....................................    1.30%      7,576,756    13.322484    100,941,211       5.62%         2.76%
        2002 .....................................    1.30%      6,170,066    12.356851     76,242,586       0.02%         3.47%
        2001 .....................................    1.30%      4,883,390    11.444929     55,890,047       3.25%         3.04%
        2000 .....................................    1.30%      1,966,049    10.355257     20,358,942       4.13%         3.25%

     One Group(R) IT Diversified Equity Portfolio
        2003 .....................................    1.30%     11,476,474     7.335615     84,186,995       0.65%        10.74%
        2002 .....................................    1.30%      8,850,570     7.473218     66,142,239       0.00%       -15.12%
        2001 .....................................    1.30%      6,216,487     9.284299     57,715,722       0.22%        -6.98%
        2000 .....................................    1.30%      2,336,918    10.703972     25,014,305       0.25%         1.24%

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-C

                                                     Contract                                              Investment
                                                      Expense                   Unit         Contract        Income       Total
                                                       Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                     --------   ----------   ----------   --------------   ----------   ---------
     One Group(R) IT Diversified Mid Cap Portfolio
        2003 .....................................    1.30%      2,998,044    10.938310      32,793,535       0.20%       10.87%
        2002 .....................................    1.30%      2,786,564    11.441882      31,883,536       0.00%       -5.92%
        2001 .....................................    1.30%      2,276,288    12.600330      28,681,981       0.14%       -1.87%
        2000 .....................................    1.30%        968,344    12.018518      11,638,060       0.33%       10.35%

     One Group(R) IT Equity Index Portfolio
        2003 .....................................    1.30%     11,084,556     8.571808      95,014,686       1.12%       10.67%
        2002 .....................................    1.30%     10,131,736     8.709877      88,246,174       0.00%      -13.96%
        2001 .....................................    1.30%      8,798,831    10.824369      95,241,793       0.40%       -7.49%
        2000 .....................................    1.30%      6,159,051    12.913512      79,534,979       0.60%       -1.39%
        1999 .....................................    1.30%      2,608,030    12.265831      31,989,656       0.75%       11.80%

     One Group(R) IT Government Bond Portfolio
        2003 .....................................    1.30%     10,514,694    17.008573     178,839,940       4.53%        2.23%
        2002 .....................................    1.30%      9,208,636    15.695396     144,533,189       0.01%        4.52%
        2001 .....................................    1.30%      7,852,346    14.530208     114,096,226       2.98%        2.23%
        2000 .....................................    1.30%      5,608,503    13.275145      74,453,691       3.22%        3.26%
        1999 .....................................    1.30%      4,390,469    13.005385      57,099,738       2.92%       -2.20%

     One Group(R) IT Large Cap Growth Portfolio
        2003 .....................................    1.30%      9,255,859    15.552131     143,948,332       0.10%       12.63%
        2002 .....................................    1.30%     10,601,879    15.386478     163,125,578       0.00%      -21.34%
        2001 .....................................    1.30%     11,242,765    21.641127     243,306,106       0.00%      -12.95%
        2000 .....................................    1.30%     11,101,330    32.566769     361,534,450       0.00%       -0.38%
        1999 .....................................    1.30%      9,347,064    28.477857     266,184,349       0.09%       10.91%

     One Group(R) IT Mid Cap Growth Portfolio
        2003 .....................................    1.30%      6,045,346    23.509955     142,125,812       0.00%       10.46%
        2002 .....................................    1.30%      6,592,528    23.838906     157,158,655       0.00%      -11.70%
        2001 .....................................    1.30%      6,523,738    28.392155     185,222,991       0.00%       -7.27%
        2000 .....................................    1.30%      5,566,423    33.459413     186,249,246       0.00%       14.11%
        1999 .....................................    1.30%      4,335,217    24.613853     106,706,394       0.00%        3.91%

     One Group(R) IT Mid Cap Value Portfolio
        2003 .....................................    1.30%      4,517,497    12.382306      55,937,030       0.59%        8.54%
        2002 .....................................    1.30%      3,885,555    13.440615      52,224,249       0.00%        1.34%
        2001 .....................................    1.30%      3,244,413    13.559465      43,992,498       0.35%        5.74%
        2000 .....................................    1.30%      1,490,615    10.497837      15,648,233       0.76%        3.36%
                                                                                             ----------

                                                                                            Contract
                                                                                         Owners' Equity
                                                                                         --------------
2003 Reserves for annuity contracts in payout phase: .................................          479,873
                                                                                         --------------
2003 Contract owners' equity .........................................................   $1,126,181,112
                                                                                         ==============

2002 Reserves for annuity contracts in payout phase: .................................          543,568
                                                                                         --------------
2002 Contract owners' equity .........................................................   $1,134,818,633
                                                                                         ==============

2001 Reserves for annuity contracts in payout phase: .................................          640,039
                                                                                         --------------
2001 Contract owners' equity .........................................................   $1,257,380,641
                                                                                         ==============

2000 Reserves for annuity contracts in payout phase: .................................          790,481
                                                                                         --------------
2000 Contract owners' equity .........................................................   $1,234,319,875
                                                                                         ==============

1999 Contract owners' equity .........................................................   $  879,609,697
                                                                                         ==============

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six month period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six month period indicated or from the effective date through the end of the period.

--------------------------------------------------------------------------------

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY                    ---------------
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220       PRSRT STD
                                                                  U.S. POSTAGE
                                                                       PAID
                                                                  LANCASTER, PA
                                                                 PERMIT NO. 1793
                                                                 ---------------

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company